Financial instruments	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Financial instruments	Financial instruments
(a)Categories of financial instruments

	2025	2024
Financial assets
Amortized cost	$626,749,290	$631,491,775
Financial liabilities
Amortized cost	$2,399,244	$9,162,827
(b)Financial risk management objectives and policies
The Group's major financial instruments include trade receivables, deposits and other receivables, amounts due from related companies, cash and cash equivalents, bank deposits with more than three months to maturity, trade and other payables and amount due to a related company. Details of the financial instruments are disclosed in respective notes. The risks associated with these financial instruments include currency risk, credit risk and liquidity risk. The policies on how to mitigate these risks are set out below. The management manages and monitors these exposures to ensure appropriate measures are implemented on a timely and effective manner.
Market risk
Currency risk
This refers to the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. As at the reporting date, the Group was mainly exposed to foreign currency risk from its bank balances, which were mainly denominated in United Stated Dollars ("US$") and Renminbi ("RMB").
Although the Group currently does not have any foreign currency hedging policy, the management monitors foreign exchange exposure and will consider hedging significant foreign currency exposure should the need arise. As at December 31, 2025, US$ bank balances and bank deposits amounted to approximately HK$618,939,689 (2024: HK$627,312,592), and RMB bank balances amounted to approximately HK$2,527,104 (2024: HK$891,261).
No sensitivity analysis is made as the foreign exchange exposure is considered to be minimal. As HK$ is pegged to US$ and closely aligned to RMB, the management of the Group thus considers the Group's foreign currency exposure is not significant.
Credit risk and impairment assessment
Credit risk refers to the risk that the Group's counterparties default on their contractual obligations resulting in financial losses to the Group. The Group's credit risk exposures are primarily attributable to deposits and other receivables, cash and cash equivalents and bank deposits with more than three months to maturity. The Group does not hold any collateral or other credit enhancements to cover its credit risks associated with its financial assets.
Trade receivables
The Group’s exposure to credit risk is influenced mainly by the individual characteristics of each customer. At December 31, 2025, the Group assessed the ECL for trade receivables with gross carrying amount of HK$166,068 (2024: HK$Nil) are insignificant and thus no loss allowance is recognized.
(b)Financial risk management objectives and policies - continued
Credit risk and impairment assessment - continued
The Group's internal credit risk grading assessment comprises the following categories:

Internal credit rating	Description	Financial assets
Low risk	The counterparty has a low risk of default and does not have any past-due amounts	12m ECL
Watch list	Debtor frequently repays after due dates but usually settle in full	12m ECL
Doubtful	There have been significant increases in credit risk since initial recognition through information developed internally or external resources	Lifetime ECL - not credit-impaired
Loss	There is evidence indicating the asset is credit-impaired	Lifetime ECL - credit-impaired
Write-off	There is evidence indicating that the debtor is in severe financial difficulty and the Group has no realistic prospect of recovery	Amount is written off
Deposits and other receivable
For deposits and other receivables, the management makes periodic individual assessment on the recoverability of deposits and other receivables based on historical settlement records, past experience, and also quantitative and qualitative information that is reasonable and supportive forward-looking information. The management believes that there are no significant increase in credit risk of these amounts since initial recognition and the Group provided impairment based on 12m ECL. As at December 31, 2025, the Group assessed the ECL for deposits and other receivables with gross carrying amount of HK$4,063,825 (2024: HK$1,945,968) are insignificant and thus no loss allowance is recognized.
Amounts due from related companies
The Group regularly monitors the business performance of related companies. The Group's credit risks in the balance are mitigated through the value of the assets held by the entity. The directors of the Group believe that there is no significant increase in credit risk of the amounts since initial recognition and the Group provided impairment based on 12m ECL. As at December 31, 2025, the Group assessed the ECL for amounts due from related companies with gross carrying amount of HK$335,763 (2024: HK$138,171) are insignificant and thus no loss allowance is recognized.
Bank balances (including bank deposits)
As at December 31, 2025, the credit risk on bank balances is limited because the counterparties are reputable banks with high credit ratings assigned by international credit agencies. The Group assessed 12m ECL for bank balances by reference to information relating to probability of default and loss given default of the respective credit rating grades published by external credit rating agencies. Based on the average loss rates, the 12m ECL on bank balances and bank deposits with gross carrying amount of HK$622,183,633 (2024: HK$629,407,636) is considered to be insignificant and therefore no loss allowance was recognized.
Liquidity risk
In the management of the liquidity risk, the Group monitors and maintains a level of cash and cash equivalents deemed adequate by the management to finance the Group's operations and mitigate the effects of fluctuations in cash flows.
The following table details the Group's remaining contractual maturity for its financial liabilities. The table has been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the Group can be required to pay.
(b)Financial risk management objectives and policies - continued
Liquidity risk - continued

	Weighted average interest rate	Repayable on demand or less than 1 year	1 - 2 years	2 - 5 years	Total undiscounted cash flow	Carrying amount
2025
Trade and other payables	N/A	124,845	—	—	124,845	124,845
Amount due to a related company	N/A	2,274,399	—	—	2,274,399	2,274,399
		2,399,244	—	—	2,399,244	2,399,244
Lease liabilities	3.80%	1,382,010	955,923	769,988	3,107,921	2,971,195

2024
Other liabilities	N/A	3,756	—	—	3,756	3,756
Amount due to a related company	N/A	9,159,071	—	—	9,159,071	9,159,071
		9,162,827	—	—	9,162,827	9,162,827
Lease liabilities	4.74%	1,169,339	474,720	39,560	1,683,619	1,613,905
(c)    Fair value measurements of financial instruments
The fair values of financial assets and financial liabilities are determined in accordance with generally accepted pricing models based on discounted cash flow analysis.
The directors of the Company consider that the carrying amounts of all financial assets and financial liabilities recorded at amortized cost in the consolidated financial statements approximate their fair values.